Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Other Financial Liabilities

As of December 31, this item includes:

	Total		Current		Non-current
	2017	2018	2017	2018	2017	2018
Bank overdrafts	120	119	120	119	—	—
Bank loans	1,561,634	1,023,481	990,467	810,188	571,167	213,293
Finance leases	128,309	33,488	66,177	13,514	62,132	19,974
Other financial entities	—	145,584	—	2,653	—	142,931

	1,690,063	1,202,672	1,056,764	826,474	633,299	376,198

Summary of Bank Loan

			Current			Non-current
	Interest	Date of	At December, 31			At December, 31
	rate	maturity	2017	2018		2017	2018
GyM S.A.	1.63% /8.91%	2018 / 2019	551,413	227,770	(iii)	95,376	—
Graña y Montero S.A.A.	Libor USD 3M + from 4.9% to 5.5%	2018 / 2020	113,412	206,836	(ii)	363,564	125,547	(i)
GyM Ferrovías	Libor USD 1M + to 2%	2019	—	209,463		—	—
Viva GyM S.A.	7.00% / 12.00%	2018 / 2020	157,592	129,617		—	2,102
GMP S.A.	4.55% /6.04%	2018 / 2020	42,911	22,587		96,245	85,644
CONCAR S.A.	15.75%	2019	812	13,915		—	—
Adexus S.A.	5.90%	2018 / 2019	46,552	—		3,175	—
CAM Holding S.A.	4.68% / 13.76%	2018	77,775	—		12,807	—

			990,467	810,188		571,167	213,293

Summary of Finance Lease Obligations

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2017	2018	2017	2018
GyM S.A.	0.40% /9.27%	2018 / 2023	40,107	4,523	32,397	9,314
GMP S.A.	0.25% /4.50%	2018 / 2021	4,013	4,034	5,304	1,522
Viva GyM S.A.	7.79% /8.46%	2018 / 2022	4,439	3,488	12,010	8,582
CONCAR S.A.	3.65% /5.05%	2018 / 2020	1,777	1,469	1,945	556
Adexus S.A.	3.36% /12.31%	2018 / 2022	8,567	—	4,363	—
GMI S.A.	5.56% /6.90%	2018	347	—	—	—
CAM Holding S.A.	3.01% /14.76%	2018	6,240	—	5,692	—
CAM Servicios Perú S.A.	6.79% /7.75%	2018	687	—	421	—

			66,177	13,514	62,132	19,974

Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations

The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	At December 31,
	2017	2018
Up to 1 year	72,864	15,151
From 1 to 5 years	65,899	21,583
Over 5 years	638	—

	139,401	36,734
Future financial charges on finance leases	(11,092)	(3,246)

Present value of the obligations for finance lease contracts	128,309	33,488

Summary of Carrying Amount and Fair Value of Borrowings

The book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2017	2018	2017	2018
Bank overdrafts	120	119	120	119
Bank loans	1,561,634	1,023,481	1,627,000	1,152,885
Finance leases	128,309	33,488	141,040	38,399
Other financial entities	—	145,584	—	145,584

	1,690,063	1,202,672	1,768,160	1,336,987

Obligations under finance leases [member]
Statement [LineItems]
Summary of Present value of Finance Lease Obligations

The present value of the finance lease agreements obligations are as follows:

	At December 31,
	2017	2018
Up to 1 year	66,177	13,514
From 1 year to 5 years	61,501	19,974
Over 5 years	631	—

	128,309	33,488